Marketable Securities	12 Months Ended
Dec. 31, 2022
Marketable Securities
Marketable Securities
Note 8: Marketable securities

Total
Balance at December 31, 2020	$2,675
Additions	110
Sale of marketable securities	(1,000)
Realized loss on disposition	(311)
Unrealized net loss	(869)
Balance at December 31, 2021	$605
Additions	110
Unrealized net loss	(135)
Balance at December 31, 2022	$582

During the year ended December 31, 2022 the Company exercised 500,000 common share warrants of Benz Mining Corp at an exercise price of $0.12. Additionally, the Company received 500,000 common shares in respect of the sale of certain mineral claims in Quebec with a fair value on date of settlement of $50.

Purchases and sales of marketable securities are accounted for as of the trade date.